Asset management income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset management income
Asset management income
Revenues	$ 7,642	$ 9,116	$ 14,396
Management fee income
Asset management income
Revenues	$ 7,642	7,321	8,667
Performance fee income
Asset management income
Revenues		$ 1,795	$ 5,729